CALVERT IMPACT FUND, INC.

2050 M Street NW

Washington, DC 20036

Telephone: (202) 238-2200

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert Impact Fund, Inc. (the “Registrant”) (1933 Act File No. 333-44064) certifies (a) that the forms of prospectuses and statements of additional information dated February 1, 2024 used with respect to the following series of the Registrant do not differ from those contained in Post-Effective Amendment No. 69 (“Amendment No. 69”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 69 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-24-000051) on January 25, 2024:

Calvert Global Energy Solutions Fund

Calvert Global Water Fund

Calvert Green Bond Fund

Calvert Small Cap Fund

CALVERT IMPACT FUND, INC.

By: /s/ Deidre E. Walsh

     Deidre E. Walsh

     Secretary

Date: February 5, 2024